Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 3,140	€ 3,165
Fair value of plan assets	(3,123)	(3,051)
Fair value of reimbursement rights	(9)	(19)
Surplus Deficit In Plan	7	95
Present value of wholly unfunded obligations	450	451
Ending Balance	457	546	€ 409
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	3,140	3,165
Fair value of plan assets	(3,123)	(3,051)
Fair value of reimbursement rights	(9)	(20)
Surplus Deficit In Plan	7	93
Present value of wholly unfunded obligations	262	275
Ending Balance	269	368	225
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	0
Fair value of plan assets	0
Fair value of reimbursement rights	0	2
Surplus Deficit In Plan	0	2
Present value of wholly unfunded obligations	189	176
Ending Balance	€ 189	€ 178	€ 184